Fair Value of Financial Instruments - Summarizes The Changes In The Carrying Value Of Estimated Contingent Consideration Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value Disclosures [Abstract]
Beginning of the period	$ 45,901	$ 47,649
Fair value of acquisitions	2,692	17,210
Payments		(2,375)
Measurement period adjustments	(1,181)
Changes in fair value	(584)	4,577
Foreign exchange translation effects	13	(775)
End of the period	$ 46,841	$ 66,286